Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share Abstract [Abstract]
Disclosure Of Earnings Per Share Explanatory

37. Earnings per Share

37.1 Basic Earnings per Share

Basic earnings per share is calculated by dividing profit attributable to shareholders of the Parent Company by the weighted average number of ordinary shares outstanding.

37.1.1 Weighted average number of ordinary shares outstanding

Details of weighted average number of ordinary shares outstanding for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(in number of shares)
	Number of Shares	Accumulated amount	Number of Shares	Accumulated amount	Number of shares	Accumulated amount
Number of issued ordinary shares	418,111,537	152,610,711,005	415,807,920	152,564,638,665	415,807,920	152,185,698,720
Number of treasury shares	(22,560,240)	(7,888,226,378)	(26,173,585)	(9,801,574,522)	(26,173,585)	(9,579,532,110)

Average number of ordinary shares outstanding	395,551,297	144,722,484,627	389,634,335	142,763,064,143	389,634,335	142,606,166,610
Number of days		365		365		366
Weighted average number of ordinary shares outstanding		396,499,958		391,131,683		389,634,335

37.1.2 Basic earnings per share

Details of basic earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,061,191,387,929	￦	3,311,827,412,557	￦	3,455,151,501,224
Deduction: Dividends on hybrid securities		—		6,512,500,000		22,859,500,000
Profit attributable to the ordinary equity holders of the Parent Company (A)		3,061,191,387,929		3,305,314,912,557		3,432,292,001,224
Weighted average number of ordinary shares outstanding (B)		396,499,958		391,131,683		389,634,335
Basic earnings per share (A/B)	￦	7,721	￦	8,451	￦	8,809

37.2 Diluted Earnings per Share

Diluted earnings per share is calculated through increasing the weighted average number of ordinary shares outstanding by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group has categories of dilutive potential ordinary shares such as stock grants and ordinary share exchange rights of exchangeable bonds.

A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.

In addition, exchangeable bonds issued for the year ended December 31, 2020, were included in potential ordinary shares from the exercisable date of the exchange right, and interest expenses after tax for the period were added to profit for diluted earnings per share.

37.2.1 Adjusted profit for diluted earnings per share

Adjusted profit for diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	3,061,191,387,929	￦	3,311,827,412,557	￦	3,455,151,501,224
Deduction: Dividends on hybrid securities		—		6,512,500,000		22,859,500,000

Profit attributable to ordinary equity holders of the Parent Company		3,061,191,387,929		3,305,314,912,557		3,432,292,001,224
Adjustments: Interest expense on exchangeable bonds		—		—		798,012,332

Adjusted profit for diluted earnings per share	￦	3,061,191,387,929	￦	3,305,314,912,557	￦	3,433,090,013,556

37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018	2019	2020
	(In number of shares)
Weighted average number of ordinary shares outstanding	396,499,958	391,131,683	389,634,335
Adjustment:
Stock grants	2,307,630	2,890,513	3,416,737
Exchangeable bonds	—	—	1,707,650

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	398,807,588	394,022,196	394,758,722

37.2.3 Diluted earnings per share

Details of diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,061,191,387,929	￦	3,305,314,912,557	￦	3,433,090,013,556
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		398,807,588		394,022,196		394,758,722

Diluted earnings per share	￦	7,676	￦	8,389	￦	8,697